Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying Consolidated Financial Statements and Notes to Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC regarding interim financial reporting on Form 10-Q. Accordingly, certain information and disclosures required for complete financial statements prepared in accordance with U.S. GAAP are not included. The Consolidated Balance Sheet and related information as of December 31, 2024 included herein was derived from the audited Consolidated Financial Statements as of December 31, 2024, but does not include all disclosures required by U.S. GAAP on an annual reporting basis. Certain amounts in the prior years’ Consolidated Financial Statements have been reclassified to conform to the current year’s presentation.

These Consolidated Financial Statements should be read in conjunction with the proxy statement/prospectus. Since the date of that filing, there have been no changes or updates to the Company’s significant accounting policies, other than those described below.

In the opinion of management, the Consolidated Financial Statements and Notes to Consolidated Financial Statements contain all normal, recurring adjustments necessary for a fair statement of financial position, results of operations, comprehensive loss, and cash flows as of the dates and for the interim periods presented. The results of operations for the three months ended March 31, 2025 may not be indicative of the results for the full year ending December 31, 2025, or any other period.

The Company’s fiscal year is the 12-month period from January 1 through December 31, and all references to “2025,” “2024,” and the like refer to that fiscal year unless otherwise noted.

Basis of Presentation

The accompanying Consolidated Financial Statements and Notes to Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission regarding annual financial reporting on Form 10-K.

The Company’s fiscal year is the twelve-month period from January 1 through December 31, and all references to “2024,” “2023,” and “2022,” refer to the fiscal year unless otherwise noted. Certain amounts in the prior years’ Consolidated Financial Statements have been reclassified to conform to the current year’s presentation.

Use of Estimates

Use of Estimates

The preparation of the Consolidated Financial Statements and Notes to Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the end of each fiscal period, and the reported amounts of revenues and expenses during each fiscal period. Such estimates include, but are not limited to, revenue recognition, valuation of inventory, leases, valuation and impairment of goodwill, intangible and long-lived assets, acquired assets and liabilities from acquisitions, recoverability of deferred tax assets, contingent consideration, and stock-based compensation expense. The Company bases its estimates on historical experience, known trends, worldwide economic conditions, both general and specific to the life sciences industry, and other relevant factors it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates and changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Consolidated Financial Statements and Notes to Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the Consolidated Financial Statements, and the reported amounts of revenues and expenses during each fiscal year. Such estimates include, but are not limited to, revenue recognition, valuation of inventory, leases, and valuation and impairment of long-lived assets. The Company bases its estimates on historical experience, known trends, worldwide economic conditions, both general and specific to the life sciences industry, and other relevant factors it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates and changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Principles of Consolidation

Principles of Consolidation

The Consolidated Financial Statements and Notes to Consolidated Financial Statements include the accounts of Quanterix and its wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation.

In accordance with Accounting Standards Codification (“ASC”) 810 - Consolidation, the Company assesses the terms of non-marketable equity investments to determine if any meet the definition of a variable interest entity (“VIE”) and require consolidation into its Consolidated Financial Statements. Refer to Note 17 - Variable Interest Entities for further discussion.

Principles of Consolidation

The Consolidated Financial Statements include the accounts of Quanterix and its wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation.

The Company enters into relationships with, or has investments in, other entities that may be variable interest entities (“VIEs”). In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 – Consolidation, the Company assesses the terms of non-marketable equity investments to determine if any meet the definition of a “VIE” and require consolidation into its Consolidated Financial Statements. The Company’s analysis determines whether it has a controlling financial interest and also identifies the primary beneficiary of a VIE as the enterprise that has both the power to direct activities of a VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to that entity. Refer to Note 20 - Variable Interest Entities for further discussion.

Business Acquisition

Business Acquisition

On January 8, 2025, the Company acquired all of the issued and outstanding shares of capital stock of Emission, Inc., a privately held company based in Georgetown, Texas. Refer to Note 3 - Acquisitions for further discussion.

Foreign Currency

Foreign Currency

The functional currency of the Company’s subsidiaries are their respective local currencies. These subsidiary financial statements are translated into U.S. dollars using the period-end exchange rates for assets and liabilities, average exchange rates during the corresponding period for revenue and expenses, and historical rates for equity. The effects of foreign currency translation adjustments are recorded in accumulated other comprehensive loss, a component of stockholders’ equity on the Consolidated Balance Sheets.

Foreign currency transaction gains (losses) are included in other income, on the Consolidated Statements of Operations and were not material for the three months ended March 31, 2025 and 2024.

Foreign Currency

The functional currency of the Company’s subsidiaries is their respective local currencies. These subsidiary financial statements are translated into U.S. dollars using the period-end exchange rates for assets and liabilities, average exchange rates during the corresponding period for revenue and expenses, and historical rates for equity. The effects of foreign currency translation adjustments are recorded in accumulated other comprehensive income (loss), a component of stockholders’ equity on the Consolidated Balance Sheets.

Foreign currency transaction gains (losses) are included in other income (expense), net on the Consolidated Statements of Operations. Foreign exchange losses were $0.6 million, $0.2 million and $1.0 million during the years ended December 31, 2024, 2023. and 2022, respectively.

Restricted Cash

Restricted Cash

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of March 31,
	2025	2024
Cash and cash equivalents	$76,508	$45,281
Restricted cash (1)	2,639	2,605
Cash, cash equivalents, and restricted cash	$79,147	$47,886
(1)	Restricted cash consists of collateral for a letter of credit issued as security for two of the Company’s leased facilities and to secure the Company’s corporate credit card program. The short-term or long-term classification is determined in accordance with the expiration of the underlying letter of credit and security.

Restricted Cash

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of December 31,
	2024	2023
Cash and cash equivalents	$56,709	$174,422
Restricted cash	2,610	2,604
Cash, cash equivalents, and restricted cash	$59,319	$177,026

Restricted cash consists of collateral for a letter of credit issued as security for two of the Company’s leased facilities and to secure the Company’s corporate credit card program. The short-term or long-term classification is determined in accordance with the expiration of the underlying letter of credit and security.

Recent Accounting Standards To Be Adopted

Recent Accounting Standards to be Adopted

In December 2024, the FASB issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The new standard enhances annual income tax disclosure requirements by requiring specified categories and greater disaggregation within the tax rate reconciliation table, disclosure of income taxes paid by jurisdiction, and additional disclosures of uncertain tax positions and the related financial statement impacts. The new standard will be effective for the Company for annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adoption of the standard on its Consolidated Financial Statements disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Reporting Comprehensive Income (Topic 220): Expense Disaggregation Disclosures. This update enhances disclosure of an entity’s expenses, primarily through additional disaggregation of income statement expenses. The update also requires entities to disclose qualitative descriptions of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. The amendments in this update can be applied prospectively or retrospectively. The new standard will be effective for the Company for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of adoption of the standard on its Consolidated Financial Statement disclosures.

Recent Accounting Pronouncements

Recently Adopted Accounting Standards

In November 2023, the FASB issued ASC Update No. 2023-07, Segment Reporting (Topic 280): Improvement to Reportable Segment Disclosures (“ASU 2023-07”). This update requires single reportable segment entities to comply with all disclosure requirements within Topic 280. This update also enhances reportable segment disclosure requirements by requiring public entities to provide disclosures of significant segment expense categories and amounts that are regularly reviewed by the chief operating decision maker, and other segment items, as well as disclosures about, and a reconciliation to, a reportable segment’s profit or loss. The new standard became effective for the Company’s annual financial statements for the period beginning on January 1, 2024 and is applicable for interim financial statements for the periods beginning on January 1, 2025. The Company adopted this standard on a retrospective basis to all periods presented and such adoption did not have a material impact on the Company’s Consolidated Financial Statements or related disclosures.

In June 2022, the FASB issued ASC Update No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This update clarifies the guidance in Topic 820 related to measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, as well as introduces new disclosure requirements for these types of equity securities. The new standard became effective for the Company on January 1, 2024. The Company adopted this standard on a prospective basis and such adoption did not have a material impact on the Company’s Consolidated Financial Statements or related disclosures.

Recent Accounting Standards To Be Adopted

In December 2024, the FASB issued ASC Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This update enhances income tax disclosure requirements by requiring public entities to provide additional information in its tax rate reconciliation and additional disclosures about income taxes paid. The update is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance and the amendments in this update should be applied prospectively, but entities have the option to apply it retrospectively. The Company is currently evaluating the impact that the standard will have on its Consolidated Financial Statements.

In November 2024, the FASB issued ASC Update No. 2024-03, Reporting Comprehensive Income (Topic 220): Expense Disaggregation Disclosures. This update enhances disclosure of an entity’s expenses, primarily through additional disaggregation of income statement expenses. The update also requires entities to disclose qualitative descriptions of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. The amendments in this update should be applied prospectively, but entities have the option to apply it retrospectively. The new standard will be effective for the Company’s annual financial statements for the period beginning on January 1, 2027, and interim reporting periods beginning January 1, 2028. The Company is currently evaluating the impact that the adoption of this standard will have on financial disclosures.